INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED SEPTEMBER 30, 2020 TO THE PROSPECTUSES DATED
OCTOBER 28, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco S&P 500 Revenue ETF (RWL)
Invesco S&P MidCap 400 Revenue ETF (RWK)
Invesco S&P SmallCap 600 Revenue ETF (RWJ)
Invesco S&P Ultra Dividend Revenue ETF (RDIV)
(each, a “Fund” and collectively, the “Funds”)
Effective November 1, 2020, the number of shares in a creation unit for each Fund, except Invesco S&P 500 Revenue ETF, will be decreased from 50,000 to 10,000, and the number of shares in a creation unit for Invesco S&P 500 Revenue ETF will be decreased from 50,000 to 25,000. Therefore, effective November 1, 2020, all references to “50,000 Shares” with respect to the number of shares comprising a creation unit of a Fund are removed and replaced with “25,000 Shares,” for Invesco S&P 500 Revenue ETF, and “10,000 Shares” for the other Funds.
Please Retain This Supplement for Future Reference.
O-TRST2-PRO-1-SUP-5 093020

INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED SEPTEMBER 30, 2020 TO THE PROSPECTUSES DATED
FEBRUARY 28, 2020, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)
(the “Fund”)
Effective November 1, 2020, the number of shares in a creation unit for the Fund will be decreased from 50,000 to 10,000. Therefore, effective November 1, 2020, all references to “50,000 Shares” with respect to the number of shares comprising a creation unit of the Fund are removed and replaced with “10,000 Shares.”
Please Retain This Supplement for Future Reference.
P-PS-PRO-FIX-SUP-4 093020

INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED SEPTEMBER 30, 2020 TO THE PROSPECTUSES DATED
DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco 1-30 Laddered Treasury ETF (PLW)
Invesco CEF Income Composite ETF (PCEF)
Invesco DWA SmallCap Momentum ETF (DWAS)
Invesco KBW Bank ETF (KBWB)
Invesco KBW High Dividend Yield Financial (KBWD)
Invesco KBW Premium Yield Equity REIT ETF (KBWY)
Invesco KBW Property & Casualty Insurance ETF (KBWP)
Invesco KBW Regional Banking ETF (KBWR)
Invesco PureBetaSM MSCI USA ETF (PBUS)
Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)
Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)
Invesco Russell 1000 Equal Weight ETF (EQAL)
Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)
Invesco S&P 500 Enhanced Value ETF (SPVU)
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)
Invesco S&P 500® High Beta ETF (SPHB)
Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)
Invesco S&P 500® Low Volatility ETF (SPLV)
Invesco S&P 500 Minimum Variance ETF (SPMV)
Invesco S&P 500 Momentum ETF (SPMO)
Invesco S&P MidCap Low Volatility ETF (XMLV)
Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)
Invesco S&P SmallCap Consumer Staples ETF (PSCC)
Invesco S&P SmallCap Energy ETF (PSCE)
Invesco S&P SmallCap Financials ETF (PSCF)
Invesco S&P SmallCap Health Care ETF (PSCH)
Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)
Invesco S&P SmallCap Industrials ETF (PSCI)
Invesco S&P SmallCap Information Technology ETF (PSCT)
Invesco S&P SmallCap Low Volatility ETF (XSLV)
Invesco S&P SmallCap Materials ETF (PSCM)
Invesco S&P SmallCap Quality ETF (XSHQ)
Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)
(each, a “Fund” and collectively, the “Funds”)
Effective November 1, 2020, the number of shares in a creation unit for each Fund other than Invesco Russell 1000 Enhanced Equal Weight ETF, Invesco Russell 1000 Equal Weight ETF, Invesco Russell 1000 Low Beta Equal Weight ETF, Invesco PureBetaSM MSCI USA ETF and Invesco PureBetaSM MSCI USA Small Cap ETF will be decreased from 50,000 to 10,000. Therefore, effective November 1, 2020, all references to “50,000 Shares” with respect to the number of shares comprising a creation unit of such Funds are removed and replaced with “10,000 Shares.”
Effective November 1, 2020, the number of shares in a creation unit for each of Invesco Russell 1000 Enhanced Equal Weight ETF, Invesco Russell 1000 Equal Weight ETF, Invesco Russell 1000 Low Beta Equal Weight ETF, Invesco PureBetaSM MSCI USA ETF and Invesco PureBetaSM MSCI USA Small Cap ETF will be decreased from 50,000 to 25,000. Therefore, effective November 1, 2020, all references to “50,000 Shares” with respect to the number of shares comprising a creation unit of such Funds are removed and replaced with “25,000 Shares.”
Please Retain This Supplement for Future Reference.
P-PS-TRST II-PRO-SUP-093020